STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Share Capital [Member]	Additional paid-in capital [Member]	Treasury stock, at cost [Member]	Accumulated other comprehensive income (loss) [Member]	Retained earnings [Member]	Total equity [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2019	$ 710	$ 414,581	$ (145,226)	$ 1,145	$ 124,121	$ 395,331	$ 0	$ 395,331
Balance, shares at Dec. 31, 2019	46,987,757
Repurchase of ordinary shares	$ 0	0	(45,326)	0	0	(45,326)	0	(45,326)
Repurchase of ordinary shares, shares	(1,953,960)
Issuance of shares upon exercise of shares options and vesting of restricted shares units	$ 11	11,892	0	0	0	11,903	0	11,903
Issuance of shares upon exercise of stock options and vesting of restricted shares units, shares	1,353,092
Stock based compensation	$ 0	16,545	0	0	0	16,545	0	16,545
Other comprehensive loss, net of tax	0	0	0	372	0	372	0	372
Net income	0	0	0	0	9,636	9,636	0	9,636
Balance at Dec. 31, 2020	$ 721	443,018	(190,552)	1,517	133,757	388,461	0	388,461
Balance, shares at Dec. 31, 2020	46,386,889
Repurchase of ordinary shares	$ 0	0	(52,471)	0	0	(52,471)	0	(52,471)
Repurchase of ordinary shares, shares	(1,871,119)
Issuance of shares upon exercise of shares options and vesting of restricted shares units	$ 9	10,581	0	0	0	10,590	0	10,590
Issuance of shares upon exercise of stock options and vesting of restricted shares units, shares	1,356,187
Stock based compensation	$ 0	17,574	0	0	0	17,574	0	17,574
Other comprehensive loss, net of tax	0	0	0	(1,972)	0	(1,972)	0	(1,972)
Net income	0	0	0	0	7,811	7,811	0	7,811
Balance at Dec. 31, 2021	$ 730	471,173	(243,023)	(455)	141,568	369,993	0	$ 369,993
Balance, shares at Dec. 31, 2021	45,871,957							45,871,957
Repurchase of ordinary shares	$ 0	0	(60,276)	0	0	(60,276)	0	$ (60,276)
Repurchase of ordinary shares, shares	(2,269,919)
Issuance of shares upon exercise of shares options and vesting of restricted shares units	$ 2	2,032	0	0	0	2,034	0	2,034
Issuance of shares upon exercise of stock options and vesting of restricted shares units, shares	704,853
Stock based compensation	$ 0	24,963	0	0	0	24,963	1,284	26,247
Other comprehensive loss, net of tax	0	0	0	(4,389)	0	(4,389)	0	(4,389)
Issuance of Preferred A shares in subsidiary	0	0	0	0	0	0	35,000	35,000
Net income	0	0	0	0	(166)	(166)	0	(166)
Balance at Dec. 31, 2022	$ 732	$ 498,168	$ (303,299)	$ (4,844)	$ 141,402	$ 332,159	$ 36,284	$ 368,443
Balance, shares at Dec. 31, 2022	44,306,891							44,306,891